Consolidated statement of comprehensive expense - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Consolidated statement of comprehensive income/(expense)
(Loss)/profit for the financial year		€ (49)	€ (3,746)	€ 1,505
Items that may be reclassified to the income statement in subsequent years:
Foreign exchange translation differences, net of tax		(696)	321	(440)
Foreign exchange translation differences, transferred to the income statement		0	115	23
Other, net of tax	[1]	209	36	(1,748)
Total items that may be reclassified to the income statement in subsequent years		(487)	472	(2,165)
Items that will not be reclassified to the income statement in subsequent years:
Fair value gains on equity instruments classified as Other investments, net of tax		428	116	0
Net actuarial gains/(losses) on defined benefit pension schemes, net of tax		9	1	(58)
Total items that will not be reclassified to the income statement in subsequent years		437	117	(58)
Other comprehensive (expense)/income		(50)	589	(2,223)
Total comprehensive income/(expense)		(99)	(3,157)	(718)
Attributable to:
- Owners of the parent		(254)	(3,485)	(920)
- Non-controlling interests		155	328	202
Total comprehensive income/(expense)		€ (99)	€ (3,157)	€ (718)

[1]	Principally includes the impact of the Group’s cash flow hedges deferred to other comprehensive income during the year.